Accounts receivable	12 Months Ended
Dec. 31, 2012
Accounts receivable

5. Accounts receivable

An analysis of allowance for doubtful accounts for the years ended December 31, 2010, 2011 and 2012 was as follows:

	For the years ended December 31,
	2010	2011	2012
Balance at beginning of the year	$1,597,556	$673,242	$4,157,614
Charged to expenses	58,517	3,705,557	1,064,477
Charges taken against allowance	(982,831)	(221,185)	(1,094,144)

Balance at end of the year	$673,242	$4,157,614	$4,127,947

In 2011 and 2012, the Group made additional bad debt provision related to the transition of certain local delivery companies used to fulfill the direct sales orders to improve the successful goods delivery rate.